ORGANIZATION AND OPERATIONS (Details Narrative) - USD ($)			3 Months Ended
	May 29, 2020	Dec. 27, 2006	Sep. 30, 2021	Dec. 31, 2020	Nov. 12, 2020	Jul. 07, 2020	Jul. 06, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued in recapitalization, shares			257,630
Authorized capital stock						550,000,000
Common stock, shares authorized			500,000,000	500,000,000		550,000,000	500,000,000	500,000,000
Common stock par value			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized			50,000,000	50,000,000		50,000,000		50,000,000
Preferred stock par value			$ 0.001	$ 0.001		$ 0.001		$ 0.001
West of Hudson Group, Inc. [Member] | WOH Brands, LLC Oopsie Daisy Swimwear, LLC and DAK Brands, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, acquired percentage			100.00%	100.00%
West of Hudson Group, Inc. [Member] | Doiyen LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, acquired percentage				100.00%
Share Exchange Agreement With NTH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest acquired under share exchange agreement		100.00%
Shares issued in recapitalization, shares		15,652,557
Share exchange agreement description		Tongji, Inc. acquired 100% of the equity in NTH pursuant to an Agreement and Plan of Merger, pursuant to which NTH became a wholly owned subsidiary of Tongji, Inc. Pursuant to the Agreement and Plan of Merger, the Company issued 15,652,557 shares of common stock to the stockholders of NTH in exchange for 100% of the issued and outstanding shares of common stock of NTH.
Stock Purchase Agreement [Member | West of Hudson Group, Inc. [Member] | Joseph Arcaro [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest acquired under share exchange agreement	65.00%
Sale of stock, shares	30,000,000
Sale of stock, value	$ 240,000
Merger Agreement [Member] | Security Holders [Member] | West of Hudson Group, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, acquired percentage					50.54%
Merger Agreement [Member] | Security Holders [Member] | West of Hudson Group, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, acquired percentage					50.54%